Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income from operations [Abstract]
Revenue		€ 19,482	[1]	€ 18,121	[2]	€ 17,780
Raw materials and consumables used		5,321		4,826		4,918
Employee benefits expense		6,307		5,827		5,824
Depreciation and amortisation expense	[4]	1,402	[3]	1,089	[5]	1,025	[3]
Transportation expense		636		605		602
Advertising expense		972		937		939
Lease expenses, net	[5],[6],[7]	52		225		227
Other operational costs	[8]	3,114		2,947		2,804
Other gains (losses)		(34)		55		76
Income from operations	[9]	€ 1,644		€ 1,719		€ 1,517

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[3]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[4]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[5]	Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
[6]	For 2019 Lease expense relating to short-term and low value leases amounts to EUR 52 million.
[7]	Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million and for 2017: EUR 38 million; for 2019 please refer to footnote 3
[8]	Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 94 million government grants recognized in 2019 (2018: EUR 81 million, 2017: EUR 90 million). The grants mainly relate to research and development activities and business development.
[9]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.